Cover Page	Aug. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 05, 2019
Entity Registrant Name	AmeriGas Partners LP
Entity Central Index Key	0000932628
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13692
Entity Tax Identification Number	23-2787918
Entity Address, Address Line One	460 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	337-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	APU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false